Debt (Tables)	6 Months Ended
Jun. 30, 2019
Debt Disclosure [Abstract]
Schedule of Carrying Value of Debt

The Company’s carrying value of debt consisted of the following (in thousands):

	June 30, 2019	December 31 2018
Secured Term Note Payable	$9,077	$9,077
Insurance and Other Notes Payable	161	121
Less: Amounts due within one year	(2,661)	(2,621)

Total Debt	$6,577	$6,577